Finance Receivables (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 154,000,000	$ 6,483,000,000	$ 13,870,000,000
OneMain Holdings Inc [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 15,390,000,000	$ 6,483,000,000	$ 13,870,000,000
First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans as a percent of finance receivables outstanding	39.00%	36.00%
Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans as a percent of finance receivables outstanding	61.00%	64.00%
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 13,267,000,000	$ 3,831,000,000
Consumer Loan [Member] | Consumer Household Goods or Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property	$ 10,500,000,000	$ 1,900,000,000
Financing receivables secured by real property, as percent of finance receivables	79.00%	51.00%
Consumer Loan [Member] | Titled Personal Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of receivable secured by personal property	$ 2,800,000,000	$ 1,900,000,000
Financing receivables secured by real property, as percent of finance receivables	21.00%	49.00%
Consumer Loan [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	6 years
Consumer Loan [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	3 years
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 524,000,000	$ 625,000,000
Residential Portfolio Segment [Member] | First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	20,200,000,000	22,700,000,000
Residential Portfolio Segment [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 32,200,000,000	39,800,000,000
Residential Portfolio Segment [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	360 months
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 23,000,000	48,000,000
Credit Card Receivable [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	60 months
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net Finance Receivables	$ 1,576,000,000	$ 1,979,000,000